CONVERTIBLE NOTES/LONG-TERM DEBT - 2024 Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Jul. 12, 2021 shares	Jun. 14, 2021 USD ($) $ / shares shares	Jun. 10, 2019 USD ($) $ / shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Interest (as a percent)						5.00%
Total gain as a result of troubled debt restructuring					¥ 116,900	$ 18,000
2024 Notes
Debt Instrument [Line Items]
Amount of remaining principal amount | ¥							¥ 1,614,040
Gain related to non-equity holders as a result of troubled debt restructuring					55,900	8,600
Gain related to equity holders as a result of troubled debt restructuring					¥ 61,000	9,400
Convertible Note Purchase Agreement With affiliates of 58.com, Warburg Pincus, TPG and certain other investors
Debt Instrument [Line Items]
Total principal amount			$ 230,000
Interest (as a percent)			3.75%
Percentage of outstanding principal				30.00%
Supplemental agreement with 2024 Notes holders
Debt Instrument [Line Items]
Percentage of outstanding principal		30.00%
Outstanding amount converted		$ 69,000
Amount of remaining principal amount						$ 161,000
Senior convertible preferred shares
Debt Instrument [Line Items]
Maximum amount of convertible preferred shares, the investors agreed to invest		$ 315,000
ADS | Convertible Note Purchase Agreement With affiliates of 58.com, Warburg Pincus, TPG and certain other investors
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio			323.6246
Debt Instrument Principal Amount Denomination For Conversion Into Common Stock			$ 1,000
Conversion price | $ / shares			$ 3.09
ADS | Supplemental agreement with 2024 Notes holders
Debt Instrument [Line Items]
Conversion price | $ / shares		$ 3.09
Class A Ordinary Shares | Convertible Note Purchase Agreement With affiliates of 58.com, Warburg Pincus, TPG and certain other investors
Debt Instrument [Line Items]
Conversion price | $ / shares				$ 1.03
Conversion of convertible notes (in shares) | shares	66,990,291			66,990,291
Class A Ordinary Shares | Supplemental agreement with 2024 Notes holders
Debt Instrument [Line Items]
Conversion price | $ / shares		$ 1.03
Conversion of convertible notes (in shares) | shares		66,990,291